CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total Xueda Education Group shareholders' equity	Ordinary	Treasury stock	Additional paid-in capital	Statutory reserve	Retained earnings (accumulated deficits)	Accumulated other comprehensive (loss) income	Noncontrolling interests	Total
Balance at Dec. 31, 2011	$ 161,351	$ 14	$ (8,846)	$ 178,058	$ 1,544	$ (8,527)	$ (892)		$ 161,351
Balance (in shares) at Dec. 31, 2011		133,505,836
Increase (Decrease) in Shareholders' Equity
Repurchase of ordinary shares	(7,278)		(7,278)						(7,278)
Repurchase of ordinary shares (in shares)		(4,155,864)
Provision for statutory reserve					484	(484)
Share-based compensation	3,166			3,166					3,166
Nonvested shares vested (in shares)		348,062
Options exercised	673			673					673
Options exercised (in shares)		679,402
Foreign currency translation adjustments	242						242	8	250
Dividends distribution	(32,594)			(32,594)					(32,594)
Acquisition of Weland International								1,571	1,571
Net unrealized gain on available-for-sale securities, net of tax effects of nil	339						339		339
Net income (loss)	1,965					1,965		(216)	1,749
Balance at Dec. 31, 2012	127,864	14	(16,124)	149,303	2,028	(7,046)	(311)	1,363	129,227
Balance (in shares) at Dec. 31, 2012		130,377,436
Increase (Decrease) in Shareholders' Equity
Provision for statutory reserve					1,924	(1,924)
Share-based compensation	5,382			5,382					5,382
Nonvested shares vested (in shares)		788,064
Options exercised	2,464			2,464					2,464
Options exercised (in shares)		2,445,482
Foreign currency translation adjustments	433						433	6	439
Net unrealized gain on available-for-sale securities, net of tax effects of nil	93						93		93
Net income (loss)	16,151					16,151		(1,257)	14,894
Balance at Dec. 31, 2013	152,387	14	(16,124)	157,149	3,952	7,181	215	112	152,499
Balance (in shares) at Dec. 31, 2013		133,610,982							133,610,982
Increase (Decrease) in Shareholders' Equity
Provision for statutory reserve					922	(922)
Share-based compensation	6,198			6,198					6,198
Nonvested shares vested (in shares)		1,362,214
Options exercised	1,352			1,352					1,352
Options exercised (in shares)		1,122,546
Foreign currency translation adjustments	(281)						(281)	17	(264)
Dividends distribution	(9,865)			(9,865)					(9,865)
Repurchase of common stock	(29,630)	(1)		(29,629)					(29,630)
Repurchase of common stock (in shares)		(11,440,000)
Net unrealized gain on available-for-sale securities, net of tax effects of nil	654						654		654
Net income (loss)	(10,022)					(10,022)		(208)	(10,230)
Balance at Dec. 31, 2014	$ 110,793	$ 13	$ (16,124)	$ 125,205	$ 4,874	$ (3,763)	$ 588	$ (79)	$ 110,714
Balance (in shares) at Dec. 31, 2014		124,655,742							124,655,742